Inventory (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventory
Raw materials	$ 111,036	$ 169,527	$ 200,496
Finished goods	387,132	452,286	576,756
Inventory total	$ 498,168	$ 621,813	$ 795,164